9. Property, Plant and Equipment, Net: Schedule of Other Operating Cost and Expense, by Component (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Other Operating Cost and Expense, by Component
	04/01/2017 to 03/31/2018	04/01/2016 to 03/31/2017

Selling, general and administrative	$38,922	$28,086

Total Depreciation expenses	$38,922	$28,086